Product Warranty Liability - Schedule of Changes in Warranty Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Changes in Warranty Liability [Abstract]
Balance at beginning	$ 2,053	$ 2,200
Utilization	120	(181)
Balance at ending	$ 1,933	$ 2,053